Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other current liabilities

(EUR thousand)	As of March 31
Other current liabilities	2024	2023
Accounts payable - Non trade	—	8,030
Input VAT, withholding tax and capital tax	11,065	8,013
Personnel related liabilities	5,220	6,853
Payment solutions payables	11,647	8,990
Other current liabilities	5,801	2,965
Total	33,733	34,851